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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2005

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Lonestar Capital Management, LLC
                               One Maritime Plaza
                                   Suite 2555
                         San Francisco, California 94111

                        Form 13F File Number: 28-11133

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362.7677





                                  /s/ Yedi Wong
                           -----------------------------
                            San Francisco, California
                                August 11, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       42

                    Form 13 F Information Table Value Total:

                              $ 81,726 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                           FORM 13F INFORMATION TABLE
                        LONESTAR CAPITAL MANAGEMENT, LLC
                               AS OF JUNE 30, 2005




Column 1                     Column 2         Column 3   Column 4 Column 5              Column 6   Column 7  Column 8

                                                         VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEP Inds Inc                       COM        001031103   4,548     246,380   SH        SOLE       NONE        246,380
Amkor Technology Inc              NOTE        031652AH3   1,730   2,000,000  PRN        SOLE       NONE      2,000,000
Anglo Amern PLC                    ADR        03485P102   1,058      45,000   SH        SOLE       NONE         45,000
Aradigm Corp                       COM        038505103     425     400,600   SH        SOLE       NONE        400,600
Atlantic Coast Airlines Hldg      NOTE        048396AE5     300   2,000,000  PRN        SOLE       NONE      2,000,000
Avici Sys Inc                      COM        05367L802     892     200,500   SH        SOLE       NONE        200,500
Axonyx Inc                         COM        05461R101     450     338,600   SH        SOLE       NONE        338,600
Calpine Corp                      NOTE        131347BM7   2,132   2,375,000  PRN        SOLE       NONE      2,375,000
Cameco Corp                        COM        13321L108   2,229      50,000   SH        SOLE       NONE         50,000
Candies Inc                        COM        137409108   1,865     280,000   SH        SOLE       NONE        280,000
Congoleum Corp                     COM        207195108   1,363     348,600   SH        SOLE       NONE        348,600
Datastream Sys Inc                 COM        238124101     208      28,633   SH        SOLE       NONE         28,633
Delphi Corp                        COM        247126105     698     150,000   SH  PUT   SOLE       NONE        150,000
Delta Air Lines Inc                COM        247361108   4,205   1,118,387   SH        SOLE       NONE      1,118,387
Delta Air Lines Inc Del           NOTE        247361YP7   3,420   9,500,000  PRN        SOLE       NONE      9,500,000
Desert Sun Mng Corp                COM        25043V107   2,747   1,684,000   SH        SOLE       NONE      1,684,000
Durect Corp                        COM        266605104     255      50,000   SH        SOLE       NONE         50,000
Ebay Inc                           COM        278642103     660      20,000   SH  PUT   SOLE       NONE         20,000
Enterasys Networks Inc             COM        293637104   1,189   1,320,800   SH        SOLE       NONE      1,320,800
Favrille Inc                       COM        312088404     428     100,700   SH        SOLE       NONE        100,700
First Consulting Group Inc         COM        31986R103   3,334     650,000   SH        SOLE       NONE        650,000
Gene Logic                         COM        368689105   1,699     513,300   SH        SOLE       NONE        513,300
Goldcorp Inc New                   COM        380956409   1,578     100,000   SH        SOLE       NONE        100,000
Goldman Sachs                      COM        38141G104   2,040      20,000   SH  PUT   SOLE       NONE         20,000
Harley Davidson                    COM        412822108   1,488      30,000   SH  PUT   SOLE       NONE         30,000
Massey Energy Corp                 COM        576206106   1,886      50,000   SH        SOLE       NONE         50,000
Maxygen Inc                        COM        577776107     384      56,000   SH        SOLE       NONE         56,000
McDermott Intl Inc                 COM        580037109  10,080     480,000   SH        SOLE       NONE        480,000
McDermott Intl Inc                 COM        580037109   2,100     100,000   SH  CALL  SOLE       NONE        100,000
Medco Health                       COM        58405U102   1,067      20,000   SH  PUT   SOLE       NONE         20,000
Mercer Ins Group Inc               COM        587902107   3,450     266,400   SH        SOLE       NONE        266,400
Mercury Interactive                COM        589405109     384      10,000   SH  PUT   SOLE       NONE         10,000
Parker Drilling Co                 COM        701081101   2,103     300,000   SH        SOLE       NONE        300,000
Plumtree Software Inc              COM        72940Q104     407      83,600   SH        SOLE       NONE         83,600
Remec Inc                          COM        759543200   1,028     160,560   SH        SOLE       NONE        160,560
Sprint Corp                        COM        852061100   2,509     100,000   SH  CALL  SOLE       NONE        100,000
Streettracks Gold Tr             Gold Shs     863307104   4,344     100,000   SH        SOLE       NONE        100,000
Todco Cl A                         COM        88889T107   1,284      50,000   SH        SOLE       NONE         50,000
Turkcell Iletisim Hizmetleri   Spon ADR New   900111204   1,152      91,068   SH        SOLE       NONE         91,068
Unifi Inc                          COM        904677101   1,239     292,200   SH        SOLE       NONE        292,200
Wal Mart Stores Inc                COM        931142103   4,820     100,000   SH  PUT   SOLE       NONE        100,000
Westmoreland Coal Co         Pfd DV A CV 1/4  960878304   2,548      61,035   SH        SOLE       NONE         61,035
